Organization - Ownership interest (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2019
Hangzhou Aimi or VIE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs		100.00%
Shanghai Xunmeng
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs	100.00%	100.00%
Walnut HK
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company		100.00%
Hangzhou Weimi or WFOE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company		100.00%